Net Loss Per Share - Summary of Basic and Diluted Net Loss Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss	$ (36,307)	$ (38,554)	$ (89,940)	$ (79,600)
Denominator:
Weighted-average shares outstanding, basic and diluted	162,423,594	36,410,177	102,357,494	36,325,426
Basic and diluted earnings per share:
Basic and diluted earnings per share	$ (0.22)	$ (1.06)	$ (0.88)	$ (2.19)
Starry, Inc [Member]
Numerator:
Net loss					$ (166,545)	$ (125,093)
Denominator:
Weighted-average shares outstanding, basic and diluted					36,569,966	35,743,961
Basic and diluted earnings per share:
Basic and diluted earnings per share					$ (4.55)	$ (3.5)
Class A Common Stock
Basic and diluted earnings per share:
Basic and diluted earnings per share	(0.22)	(1.06)	(0.88)	(2.19)
Class X Common Stock
Basic and diluted earnings per share:
Basic and diluted earnings per share	$ (0.22)	$ (1.06)	$ (0.88)	$ (2.19)
Voting common stock [Member] | Starry, Inc [Member]
Basic and diluted earnings per share:
Basic and diluted earnings per share					(4.55)	(3.5)
Nonvoting Common Stock [Member] | Starry, Inc [Member]
Basic and diluted earnings per share:
Basic and diluted earnings per share					$ (4.55)	$ (3.5)